BUSINESS DEVELOPMENT (Details 2) (BRL) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009	Mar. 30, 2009 Redecard S.A. [Member]
Original Redecard common shares – in thousands of shares			312,403,000
Quoted market price at date of acquisition – in R$			28.50
Fair value of our initial investment in Redecard			8,903
Less carrying amount	3,049	3,516	4,373
Pre-tax gain			4,530